Employee Long Term Incentive Plan - Weighted Average Assumptions Used to Estimate the Fair Value of Grants (Detail)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Class D Units
Dividend yield	0.00%
Class D Units [Member]
Class D Units
Risk-free interest rate, Minimum	0.50%
Risk-free interest rate		0.50%	1.62%
Risk-free interest rate, Maximum	0.68%
Dividend yield			0.00%
Volatility	58.00%	58.00%	47.00%
Expected term		4 years
Class D Units [Member] | Minimum [Member]
Class D Units
Expected term	3 years		6 years
Class D Units [Member] | Maximum [Member]
Class D Units
Expected term	4 years		8 years